Debt (Details) - USD ($)		1 Months Ended				12 Months Ended
	Feb. 01, 2022	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Debt (Details) [Line Items]
Convertible promissory notes		$ 10,000,000
Cox convertible promissory notes, description						(a) December 15, 2023, (b) the consummation of an initial public offering, (c) the merger of Legacy FaZe with another entity, (d) a transaction pursuant to which more than 50% of Legacy FaZe’s equity securities come to be owned by an unrelated third party, (e) a sale of all or substantially all of the assets of Legacy FaZe, or (f) the consummation of a private round of equity financing resulting in aggregate gross proceeds to Legacy FaZe of at least $15.0 million (“Cox Qualified Financing”). In addition, Cox exercised its right to purchase an additional $5.0 million in Cox Convertible Promissory Notes in October 2021.
Conversion price						$ 250,000,000
Capital stock						$ 25,000,000
Interest rate						10.00%
Business combination						$ 15,000,000
Accrued interest						$ 1,300,000
Converted shares (in Shares)						3,096,908
Promissory notes		$ 700,000	$ 700,000	$ 2,500,000	$ 2,500,000
Conversion percentage						90.00%
Enterprise value						$ 250,000,000
Bear interest						4.00%
Closing amount						$ 700,000
Accredited investors										$ 91,700,000
Convertible promissory notes investors						$ 55,000,000
Purchase additional									$ 36,700,000
Accrued interest shares (in Shares)	523,763
Maturity date						Dec. 15, 2023
Secured convertible note purchase agreements, description						(i) an initial public offering, (ii) a transaction or series of related transactions pursuant to which more than 50% of Legacy FaZe’s equity securities come to be owned by an unrelated third party or (iii) the sale of all or substantially all of the assets of Legacy FaZe (a “Liquidity Event”). The CPH Notes are convertible, at the investor’s election, into shares of common stock or shares of the series or class of capital stock (“Conversion Shares”) sold in a private round of equity financing consummated after January 1, 2021 that result in gross proceeds of at least $15.0 million (a “CPH Qualified Financing”). The conversion price is equal to the imputed pre-money enterprise value of Legacy FaZe with respect to the CPH Qualified Financing divided by the total number of shares of capital stock then currently issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of Legacy FaZe issuable to the investor upon conversion of the CPH Notes. The conversion price is subject to adjustment in the event Legacy FaZe’s enterprise value is greater than $250.0 million at the time of conversion.
Business combination, description						As a result of the Business Combination, on the Closing Date, $54.7 million of Legacy FaZe’s 2020 Secured Convertible Note Purchase Agreements and Secured Convertible Promissory Notes, with $5.3 million accrued interest, were converted into 15,769,002 shares of the Company’s common stock. In addition, $2.6 million of accrued interest was settled by cash. Upon the conversion of such debts under the Merger Agreement terms, approximately $112.9 million of loss on debt extinguishment was recognized in the year ended December 31, 2022.
Convertible promissory, description						The conversion price was equal to $250.0 million or $200.0 million divided by the total number of shares of capital stock of Legacy FaZe issued and outstanding, calculated on an as-exercised, as-converted, fully diluted basis, but excluding shares of capital stock of Legacy FaZe issued or issuable upon conversion of the note and other convertible notes of Legacy FaZe.The 2020 Convertible Promissory Notes, which cannot be prepaid without consent of the holder, bear interest at a rate of 4.00% per annum and are subordinate and junior in right of payment to any senior indebtedness of Legacy FaZe.Legacy FaZe evaluated the embedded conversion feature in accordance with ASC 815 and determined that embedded conversion feature did not meet the definition of a derivative and therefore did not account for it as a separate derivative liability.As a result of the Business Combination, on the Closing Date, $2.5 million of Legacy FaZe’s 2020 Convertible Promissory Notes, with $0.2 million accrued interest, were converted into 546,220 shares of the Company’s common stock. Upon the conversion of such debts under the Merger Agreement terms, approximately $2.4 million of loss on debt extinguishment was recognized in the year ended December 31, 2022.
Term loan								$ 10,000,000
Final term loan						$ 10,000,000
Interest rate percentage						7.00%
Company paid						$ 20,000,000
Paycheck protection program loan, description						Business Administration in a principal amount of $1.1 million pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions and similar compensation, group health care benefits and paid leaves, rent, utilities, and interest on certain other outstanding debt.Legacy FaZe is required to make principal and interest payments in monthly installments, beginning ten months after the last day of the covered period, on the balance that is not forgiven. The loan matures in May 2022 and bears interest at a rate of 1.00% per annum.As a result of the Business Combination, on the Closing Date, the Company paid the $1.1 million of outstanding PPP Loan and $24,760 of accrued interest with the proceeds of the Merger.
Interest expense						$ 4,500,000	$ 5,500,000
Debt issuance costs						$ 100,000	$ 100,000
CPH [Member]
Debt (Details) [Line Items]
Accrued interest shares (in Shares)	4,800,000
Bear interest						10.00%
B. Riley Term Loan [Member]
Debt (Details) [Line Items]
Term loan						$ 400,000
2021 Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Accrued interest						$ 26,770
Converted shares (in Shares)						133,276